EARNINGS (LOSS) PER SHARE (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of earnings per share

	Three Months ended March 31,
	2022	2021
Net loss attributable to common stockholders (basic)	$(525,160)	$(195,011)

Shares used to compute net loss per common share, basic and diluted	224,759,740	160,406,294

Net loss per share attributable to common stockholders, basic and diluted	$(0.00)	$(0.00)

Schedule of anti-dilutive shares

	As of March 31,
	2022	2021
Warrants to purchase common stock	2,868,397	2,868,397
Potentially issuable shares related to convertible notes payable	347,878,284	323,988,444
Potentially issuable vested shares to directors and officers	–	3,300,000
Potentially issuable unvested shares to officers	–	2,700,000
Total anti-dilutive common stock equivalents	350,741,681	332,856,841